PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited)

Voya Russell™ Large Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.4%
Communication Services : 10.3%
376,997
(1)
Alphabet, Inc. - Class A
$ 56,900,157
2.4
318,427
(1)
Alphabet, Inc. - Class
C
48,483,695
2.1
454,182
AT&T, Inc.
7,993,603
0.3
6,387
(1)
Charter
Communications, Inc.
- Class A
1,856,254
0.1
249,909  Comcast Corp. - Class
A
10,833,555
0.5
140,323  Meta Platforms, Inc.
- Class A
68,138,043
2.9
27,081
(1)
Netflix, Inc.
16,447,104
0.7
31,046
T-Mobile US, Inc.
5,067,328
0.2
266,974  Verizon
Communications, Inc.
11,202,229
0.5
116,011
Walt Disney Co.
14,195,106
0.6
241,117,074
10.3
Consumer Discretionary : 10.6%
26,264
(1)
Airbnb, Inc. - Class A
4,332,509
0.2
571,566
(1)
Amazon.com, Inc.
103,099,075
4.4
1,094
(1)
AutoZone, Inc.
3,447,905
0.2
2,213
Booking Holdings, Inc.
8,028,499
0.3
1,742
(1)
Chipotle Mexican Grill,
Inc.
5,063,593
0.2
13,892
Dollar General Corp.
2,167,986
0.1
248,874
Ford Motor Co.
3,305,047
0.1
73,044
General Motors Co.
3,312,545
0.1
63,449
Home Depot, Inc.
24,339,036
1.0
23,373  Las Vegas Sands
Corp.
1,208,384
0.1
36,637
Lowe's Cos., Inc.
9,332,543
0.4
7,056
(1)
Lululemon Athletica,
Inc.
2,756,426
0.1
15,216  Marriott International,
Inc. - Class A
3,839,149
0.2
46,267
McDonald's Corp.
13,044,981
0.6
74,527
NIKE, Inc. - Class B
7,004,048
0.3
3,749
(1)
O'Reilly Automotive,
Inc.
4,232,171
0.2
70,507
Starbucks Corp.
6,443,635
0.3
29,177
Target Corp.
5,170,456
0.2
175,041
(1)
Tesla, Inc.
30,770,457
1.3
72,313
TJX Cos., Inc.
7,333,985
0.3
248,232,430
10.6
Consumer Staples : 6.1%
113,308
Altria Group, Inc.
4,942,495
0.2
33,857  Archer-Daniels-
Midland Co.
2,126,558
0.1
247,080
Coca-Cola Co.
15,116,354
0.6
52,057
Colgate-Palmolive Co.
4,687,733
0.2
10,213  Constellation Brands,
Inc. - Class A
2,775,485
0.1
28,106  Costco Wholesale
Corp.
20,591,299
0.9
14,580  Estee Lauder Cos.,
Inc. - Class A
2,247,507
0.1
36,020
General Mills, Inc.
2,520,319
0.1
9,505
Hershey Co.
1,848,723
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
110,020
Kenvue, Inc.
$ 2,361,029
0.1
60,441
Keurig Dr Pepper, Inc.
1,853,726
0.1
21,366
Kimberly-Clark Corp.
2,763,692
0.1
50,938
Kraft Heinz Co.
1,879,612
0.1
86,267  Mondelez International,
Inc. - Class A
6,038,690
0.3
47,183
(1)
Monster Beverage
Corp.
2,797,008
0.1
87,397
PepsiCo, Inc.
15,295,349
0.7
98,451  Philip Morris
International, Inc.
9,020,081
0.4
149,354
Procter & Gamble Co.
24,232,687
1.0
31,579
Sysco Corp.
2,563,583
0.1
271,654
Walmart, Inc.
16,345,421
0.7
142,007,351
6.1
Energy : 3.6%
109,159
Chevron Corp.
17,218,741
0.7
76,007
ConocoPhillips
9,674,171
0.4
37,279
EOG Resources, Inc.
4,765,747
0.2
253,727
Exxon Mobil Corp.
29,493,226
1.3
124,368
Kinder Morgan, Inc.
2,280,909
0.1
23,327  Marathon Petroleum
Corp.
4,700,391
0.2
43,578  Occidental Petroleum
Corp.
2,832,134
0.1
14,762  Pioneer Natural
Resources Co.
3,875,025
0.2
90,374
Schlumberger NV
4,953,399
0.2
21,528
Valero Energy Corp.
3,674,614
0.2
83,468,357
3.6
Financials : 10.5%
36,800
American Express Co.
8,378,992
0.4
44,518  American International
Group, Inc.
3,479,972
0.1
12,571
Aon PLC - Class A
4,195,194
0.2
437,162
Bank of America Corp.
16,577,183
0.7
116,170
(1)
Berkshire Hathaway,
Inc. - Class B
48,851,808
2.1
9,430
BlackRock, Inc.
7,861,791
0.3
45,203
Blackstone, Inc.
5,938,318
0.2
24,039  Capital One Financial
Corp.
3,579,167
0.1
94,021
Charles Schwab Corp.
6,801,479
0.3
25,757
Chubb Ltd.
6,674,411
0.3
121,318
Citigroup, Inc.
7,672,150
0.3
22,775
CME Group, Inc.
4,903,230
0.2
37,924
(1)
Fiserv, Inc.
6,061,014
0.3
20,010  Goldman Sachs
Group, Inc.
8,357,977
0.4
35,906  Intercontinental
Exchange, Inc.
4,934,561
0.2
183,127  JPMorgan Chase &
Co.
36,680,338
1.6
31,399  Marsh & McLennan
Cos., Inc.
6,467,566
0.3
39,537
MetLife, Inc.
2,930,087
0.1
10,065
Moody's Corp.
3,955,847
0.2
74,201
Morgan Stanley
6,986,766
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Large Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
25,260  PNC Financial
Services Group, Inc.
$ 4,082,016
0.2
37,074
Progressive Corp.
7,667,645
0.3
20,097
S&P Global, Inc.
8,550,269
0.4
14,456
Travelers Cos., Inc.
3,326,904
0.1
84,119
Truist Financial Corp.
3,278,959
0.1
98,799
US Bancorp
4,416,315
0.2
228,458
Wells Fargo & Co.
13,241,426
0.6
245,851,385
10.5
Health Care : 12.9%
109,818
Abbott Laboratories
12,481,914
0.5
111,950
AbbVie, Inc.
20,386,095
0.9
33,889
Amgen, Inc.
9,635,320
0.4
18,370  Becton Dickinson and
Co.
4,545,657
0.2
92,784
(1)
Boston Scientific Corp.
6,354,776
0.3
129,165  Bristol-Myers Squibb
Co.
7,004,618
0.3
33,844
(1)
Centene Corp.
2,656,077
0.1
18,246
Cigna Group
6,626,765
0.3
81,231
CVS Health Corp.
6,478,985
0.3
41,753
Danaher Corp.
10,426,559
0.4
38,187
(1)
Edwards Lifesciences
Corp.
3,649,150
0.2
15,039
Elevance Health, Inc.
7,798,323
0.3
53,688
Eli Lilly & Co.
41,767,117
1.8
26,440  GE HealthCare
Technologies, Inc.
2,403,660
0.1
79,290
Gilead Sciences, Inc.
5,807,993
0.3
12,615
HCA Healthcare, Inc.
4,207,481
0.2
7,751
Humana, Inc.
2,687,427
0.1
22,156
(1)
Intuitive Surgical, Inc.
8,842,238
0.4
152,892
Johnson & Johnson
24,185,985
1.0
8,444
McKesson Corp.
4,533,161
0.2
84,262
Medtronic PLC
7,343,433
0.3
161,141
Merck & Co., Inc.
21,262,555
0.9
21,079
(1)
Moderna, Inc.
2,246,178
0.1
358,456
Pfizer, Inc.
9,947,154
0.4
6,502
(1)
Regeneron
Pharmaceuticals, Inc.
6,258,110
0.3
22,535
Stryker Corp.
8,064,600
0.3
24,474  Thermo Fisher
Scientific, Inc.
14,224,534
0.6
58,970  UnitedHealth Group,
Inc.
29,172,459
1.2
16,342
(1)
Vertex
Pharmaceuticals, Inc.
6,831,119
0.3
29,362
Zoetis, Inc.
4,968,344
0.2
302,797,787
12.9
Industrials : 6.3%
34,877
3M Co.
3,699,403
0.2
26,236  Automatic Data
Processing, Inc.
6,552,179
0.3
35,876
(1)
Boeing Co.
6,923,709
0.3
32,368
Caterpillar, Inc.
11,860,606
0.5
125,164
CSX Corp.
4,639,830
0.2
16,346
Deere & Co.
6,713,956
0.3
25,262
Eaton Corp. PLC
7,898,922
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
36,200
Emerson Electric Co.
$ 4,105,804
0.2
14,709
FedEx Corp.
4,261,786
0.2
15,525  General Dynamics
Corp.
4,385,657
0.2
68,776
General Electric Co.
12,072,251
0.5
42,237  Honeywell
International, Inc.
8,669,144
0.4
18,989
Illinois Tool Works, Inc.
5,095,318
0.2
43,131  Johnson Controls
International PLC
2,817,317
0.1
11,994  L3Harris Technologies,
Inc.
2,555,921
0.1
13,688
Lockheed Martin Corp.
6,226,261
0.3
14,411
Norfolk Southern Corp.
3,672,932
0.1
8,971  Northrop Grumman
Corp.
4,294,059
0.2
91,229  Raytheon Technologies
Corp.
8,897,564
0.4
124,842
(1)
Uber Technologies,
Inc.
9,611,586
0.4
38,669
Union Pacific Corp.
9,509,867
0.4
45,940  United Parcel Service,
Inc. - Class B
6,828,062
0.3
13,918
Veralto Corp.
1,233,970
0.0
25,796  Waste Management,
Inc.
5,498,418
0.2
148,024,522
6.3
Information Technology : 35.3%
40,085  Accenture PLC - Class
A
13,893,862
0.6
28,643
(1)
Adobe, Inc.
14,453,258
0.6
101,687
(1)
Advanced Micro
Devices, Inc.
18,353,487
0.8
31,592
Analog Devices, Inc.
6,248,582
0.3
925,218
Apple, Inc.
158,656,383
6.8
53,007
Applied Materials, Inc.
10,931,634
0.5
15,902
(1)
Arista Networks, Inc.
4,611,262
0.2
9,829
(1)
Atlassian Corp. - Class
A
1,917,736
0.1
13,628
(1)
Autodesk, Inc.
3,549,004
0.2
27,350
Broadcom, Inc.
36,249,963
1.5
17,146
(1)
Cadence Design
Systems, Inc.
5,337,207
0.2
257,249
Cisco Systems, Inc.
12,839,298
0.5
40,791
(1)
Fortinet, Inc.
2,786,433
0.1
267,700
Intel Corp.
11,824,309
0.5
57,643  International Business
Machines Corp.
11,007,507
0.5
17,330
Intuit, Inc.
11,264,500
0.5
8,577
KLA Corp.
5,991,635
0.3
8,348
Lam Research Corp.
8,110,666
0.3
52,673  Mastercard, Inc.
- Class A
25,365,737
1.1
69,329  Micron Technology,
Inc.
8,173,196
0.4
472,144
Microsoft Corp.
198,640,424
8.5
10,478  Motorola Solutions,
Inc.
3,719,480
0.2
150,743
NVIDIA Corp.
136,205,345
5.8

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Large Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
97,874
Oracle Corp.
$ 12,293,953
0.5
19,364
(1)
Palo Alto Networks,
Inc.
5,501,893
0.2
68,389
(1)
PayPal Holdings, Inc.
4,581,379
0.2
70,774
Qualcomm, Inc.
11,982,038
0.5
6,704  Roper Technologies,
Inc.
3,759,871
0.2
59,371
Salesforce, Inc.
17,881,358
0.8
12,916
(1)
ServiceNow, Inc.
9,847,158
0.4
19,937
(1)
Snowflake, Inc. - Class
A
3,221,819
0.1
9,635
(1)
Synopsys, Inc.
5,506,402
0.2
57,587
Texas Instruments, Inc.
10,032,231
0.4
101,196
Visa, Inc. - Class A
28,241,780
1.2
12,729
(1)
Workday, Inc. - Class A
3,471,835
0.1
826,452,625
35.3
Materials : 1.6%
14,068  Air Products and
Chemicals, Inc.
3,408,254
0.2
44,878
Dow, Inc.
2,599,783
0.1
15,756
Ecolab, Inc.
3,638,060
0.2
90,605  Freeport-McMoRan,
Inc.
4,260,247
0.2
30,749
Linde PLC US
14,277,376
0.6
73,159
Newmont Corp.
2,622,019
0.1
15,086
Sherwin-Williams Co.
5,239,820
0.2
5,405
(2)
Southern Copper Corp.
575,741
0.0
36,621,300
1.6
Real Estate : 1.0%
29,532
American Tower Corp.
5,835,228
0.3
27,439
Crown Castle, Inc.
2,903,869
0 .1
5,921
Equinix, Inc.
4,886,779
0.2
58,525
Prologis, Inc.
7,621,126
0.3
9,936
Public Storage
2,882,036
0.1
24,129,038
1.0
Utilities : 1.2%
33,394  American Electric
Power Co., Inc.
2,875,223
0.1
53,014
Dominion Energy, Inc.
2,607,759
0.1
48,897
Duke Energy Corp.
4,728,829
0.2
63,042
Exelon Corp.
2,368,488
0.1
130,219
NextEra Energy, Inc.
8,322,296
0.4
39,958
Sempra Energy
2,870,183
0.1
69,125
Southern Co.
4,959,028
0.2
28,731,806
1.2
Total Common Stock
(Cost $972,728,035)
2,327,433,675
99.4
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 0.4%
77,160  iShares Russell Top
200 ETF
$ 9,808,579
0.4
Total Exchange-Traded
Funds
(Cost $9,080,168)
9,808,579
0.4
Total Long-Term
Investments
(Cost $981,808,203)
2,337,242,254
99.8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.2%
Repurchase Agreements : 0.0%
569,382
(3)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $569,715,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
8.000%, Market
Value plus accrued
interest $580,770, due
04/04/24-03/01/54)
569,382
0.0
Total Repurchase
Agreements
(Cost $569,382)
569,382
0.0
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.2%
787,000
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.200%
787,000
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Large Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds (continued)
3,583,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
$ 3,583,000
0.2
Total Mutual Funds
(Cost $4,370,000)
4,370,000
0.2
Total Short-Term
Investments
(Cost $4,939,382)
4,939,382
0.2
Total Investments in
Securities
(Cost $986,747,585) $ 2,342,181,636 100.0
Assets in Excess of
Other Liabilities 535,783 0.0
Net Assets $ 2,342,717,419 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Large Cap
Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 2,327,433,675 $ — $ — $ 2,327,433,675
Exchange-Traded Funds 9,808,579 — — 9,808,579
Short-Term Investments 4,370,000 569,382 — 4,939,382
Total Investments, at fair value $ 2,341,612,254 $ 569,382 $ — $ 2,342,181,636
Other Financial Instruments+
Futures 147,139 — — 147,139
Total Assets $ 2,341,759,393 $ 569,382 $ — $ 2,342,328,775
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2024, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P 500 E-Mini 25 06/21/24 $ 6,635,625 $ 147,139
$ 6,635,625 $ 147,139
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,366,967,874
Gross Unrealized Depreciation (11,533,823)
Net Unrealized Appreciation $ 1,355,434,051